Summary of Significant Accounting Policies - Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share (Detail) - shares	9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Summary Of Significant Accounting Policies [Abstract]
Convertible preferred stock	0	10,954,012	11,439,752	8,263,377
Warrants	113,943	19,931	19,931	19,931
Vested and unvested stock options	2,753,208	1,902,997	1,979,306	508,328
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	2,867,151	12,876,940	13,438,989	8,791,636